Goodwill - Goodwill (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Goodwill, Beginning balance	€ 2,624,552	€ 2,357,536
Goodwill, Acquired During Period	2,115,130	0
Effect of changes in exchange rates	134,212	267,016
Goodwill, Ending balance	€ 4,873,894	€ 2,624,552